Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Tax Credit Carryforward [Line Items]
Statutory income tax rate		21.00%	21.00%
Deferred tax assets, Operating loss carryforwards, Not subject to expiration		$ 34,100,000
Percentage of taxable income, limitation on NOLs		80.00%
Represents minimum cumulative percentage of change in ownership as a condition to offset taxable income or tax		50.00%
United States [Member]
Tax Credit Carryforward [Line Items]
Loss before income taxes		$ 6,700,000
Operating loss carryforwards		15,800,000
US and Canadian [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards		109,300,000	$ 96,400,000
Canadian [Member]
Tax Credit Carryforward [Line Items]
Loss before income taxes		7,900,000
Operating loss carryforwards		59,400,000
Non-refundable federal investment tax credits		470,000	422,000
British Columbia [Member]
Tax Credit Carryforward [Line Items]
Non-refundable federal investment tax credits		299,000	248,000
Canadian Scientific Research and Development [Member]
Tax Credit Carryforward [Line Items]
Non-refundable federal investment tax credits		$ 3,300,000	$ 3,000,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	$ 15,218,000
Tax credit carry forward expiration year	2037
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Expire [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	$ 43,968,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Not Expire [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	$ 28,750,000